Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(20) Income Taxes

Cayman Islands Tax

Under the current Cayman Island laws, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

PRC Tax

Shandong Fuwei, being a Hi-Tech Enterprise in the Weifang Hi-Tech Industrial Zone in Shandong, the PRC, has been granted preferential tax treatments by the Tax Bureau of the PRC. According to the PRC Income Tax Law and various approval documents issued by the Tax Bureau, Shandong Fuwei's profit was taxed at a rate of 15%.

If our subsidiary Shandong Fuwei was not entitled to a reduced enterprise income tax, or EIT, rate of 15% for the year ended December 31, 2012, 2011 and 2010, it would have had an EIT rate of 25%, net income and basic and diluted earnings per share would be reduced by the following amounts:

	2012		2011	2010
	RMB	US$	RMB	RMB
Net income	-	-	(2,499)	(5,075)
Earnings per share
- Basic	-	-	(0.19)	(0.39)
- Diluted	-	-	(0.19)	(0.39)

The Group had minimal operations in jurisdictions other than the PRC. Net income (loss) before income taxes consists of:

	2012		2011	2010
	RMB	US$	RMB	RMB
Cayman Islands	(2,482)	(398)	(2,183)	(14,423)
British Virgin Islands	(3)	(1)	(2)	(2)
PRC	(59,655)	(9,575)	27,285	67,900
U.S.A	(25)	(4)	(107)	(2,721)
	(62,164)	(9,978)	24,993	50,754

The Company has no material unrecognized tax benefit which would favorably affect the income taxes in future periods and does not believe there will be any significant increases or decreases within the next twelve months. No interest or penalties have been accrued at the date of adoption.

Shandong Fuwei was designated as a High-and-New Tech Enterprise in December 2008 and will retain its status as a high-tech enterprise for three years commencing from 2011 enjoying a favorable corporate tax rate during the term from January 1, 2011 to December 31, 2013 pursuant to the Enterprise Income Tax Law. Accordingly, the deferred taxes as of December 31, 2012 have been calculated employing the statutory rate of Shandong Fuwei of 15%.

Income tax benefit (expense) consists of:

	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2010	(8,427)	(2,632)	(11,059)

Year ended December 31, 2011	(3,790)	(165)	(3,955)

Year ended December 31, 2012	-	7,727	7,727
Year ended December 31, 2012 (US$)	-	1,240	1,240

Income tax expenses reported in the consolidated statements of income differs from the income tax expense amount computed by applying the PRC income tax rate of 15% (the statutory tax rate of the Company's principal subsidiary) for the year ended December 31, 2012, 2011 and 2010 for the following reasons:

	2012		2011	2010
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,164)	(9,978)	24,993	50,754

Computed "expected" tax expense	-	-	(6,604)	(13,275)
Non-deductible expenses	-	-	(767)	4,425
Non-taxable income	-	-	940	(1,965)
Tax holiday	-	-	2,641	8,850
Tax effect of deferred tax and tax rates differential	7,727	1,240	(165)	(9,094)

Actual income tax benefit (expense)	7,727	1,240	(3,955)	(11,059)

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) as of December 31, 2012 and 2011 are presented below.

	December 31,2012		December 31,2011
	RMB	US$	RMB
Current
Accounts receivable	179	29	268
Other receivables	636	102	-
Inventory impairment	917	147	917
Estimated Loss due to Product Warranty	125	20	124
	1,857	298	1,309
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,481	238	1,622
Construction in progress, principally due to capitalized interest	(3,093)	(497)	(1,417)
Lease prepayments, principally due to differences in charges	(383)	(61)	(394)
Allowance for advanced to supplier-long term	242	39	-
Net loss carryforward	8,743	1,403	-
	6,990	1,122	(189)
Net deferred income tax assets	8,847	1,420	1,120

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Considering the level of historical performance of Shandong Fuwei, management believes the deferred tax assets are realizable.